Taxes On Income (Schedule Of Changes In Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Uncertain tax positions, beginning of year	$ 9,741	$ 673
Uncertain tax positions acquired during the year		9,266
Increases in tax positions for prior years		556
Decreases in tax positions for prior years	(23)	(987)
Increases in tax positions for current year		233
Uncertain tax positions, end of year	$ 9,718	$ 9,741